UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"WASHINGTON, D.C. 20549"

FORM 13F

FORM 13F COVER PAGE

This 13F report should replace any prior 13F reports for quarter
"ended March 31, 1999"

"Report for the Quarter Ended: March 31, 1999"

Institutional Investment Manager Filing this Report:

Name:  Florida State Board of Administration
"Address:  1801 Hermitage Boulevard, Suite 100"
"Tallahassee, FL  32308"

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the "person signing the report is authorized to submit it, that "
"all the information contained herein is true, correct, and complete," "and that it is understood all required items, statements, "
"schedules, lists, and tables, are considered integral parts of this" form.

Person signing report on behalf of Reporting Manager:

Name:  Tom Herndon
Title:  Executive Director
Phone:  (850)488-4406

"Signature, Place, and Date of Signing:"

"Tom Herndon, Tallahassee, FL, May 4, 1999"

Report Type:

13F Holdings Report




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  42

"Form 13F Information Table Value Total:  $8,768,793 (in thousands)"

List of Other Included Managers:

NONE





FORM 13F INFORMATION TABLE

COL 1	        COL 2	COL 3  COL 4  	  COL 5    COL 6 	COL 7	   COL 8

      							              VALUE                INV   OTHER   VOTING
ISSUER NAME	CLASS	CUSIP #	 X 1000	     SHRS    DSCRTN MNGR	    SOLE

AT&T CORP     	COM	1957109	"267,110"	"3,346,718"	SOLE	NONE	"3,346,718"
ABBOT LABS    	COM	2824100	"104,832"	"2,239,400"	SOLE	NONE	"2,239,400"
AMERICA ONLINE	COM	2364J104	"242,930"	"1,652,586"	SOLE	NONE	"1,652,586"
AMERICA HOME  	COM	26609107	"146,538"	"2,245,800"	SOLE	NONE	"2,245,800"
AMERICAN INTL 	COM	26874107	"293,266"	"2,431,224"	SOLE	NONE	"2,431,224"
BANK ONE CORP  COM	6423A103	"110,542"	"2,007,572"	SOLE	NONE	"2,007,572"
BANKAMERICA   	COM	6605F102	"228,719"	"3,238,494"	SOLE	NONE	"3,238,494"
BELL ATLANTIC 	COM	77853109	"148,441"	"2,871,888"	SOLE	NONE	"2,871,888"
BRISTOL MYERS 	COM	110122108	"229,721"	"3,582,400"	SOLE	NONE	"3,582,400"
CARNIVAL CORP 	COM	143658102	"114,782"	"2,363,600"	SOLE	NONE	"2,363,600"
CHEVRON CORP  	COM	166751107	"106,163"	"1,196,200"	SOLE	NONE	"1,196,200"
CISCO SYS INC 	COM	17275R102	"278,765"	"2,544,350"	SOLE	NONE	"2,544,350"
CITIGROUP INC 	COM	172967101	"246,545"	"3,859,807"	SOLE	NONE	"3,859,807"
COCA COLA CO  	COM	191216100	"237,773"	"3,874,100"	SOLE	NONE	"3,874,100"
DELL COMPUTER 	COM	247025109	"170,498"	"4,171,200"	SOLE	NONE	"4,171,200"
DISNEY WALT CO	COM	254687106	"106,044"	"3,407,026"	SOLE	NONE	"3,407,026"
DU PONT E I NE COM	263534109	"112,653"	"1,940,200"	SOLE	NONE	"1,940,200"
E M C CORP MA 	COM	268648102	"105,930"	"829,200"	SOLE	NONE	"829,200"
EXXON CORP    	COM	302290101	"274,587"	"3,891,400"	SOLE	NONE	"3,891,400"
FEDERAL NATL M	COM	313586109	"111,970"	"1,616,900"	SOLE	NONE	"1,616,900"
FIRST UN CORP 	COM	337358105	"115,616"	"2,163,573"	SOLE	NONE	"2,163,573"
FORD MTR CO DE COM	345370100	"102,689"	"1,811,500"	SOLE	NONE	"1,811,500"
GTE CORP      	COM	362320103	"130,045"	"2,149,500"	SOLE	NONE	"2,149,500"
GENERAL ELEC  	COM	369604103	"569,741"	"5,150,200"	SOLE	NONE	"5,150,200"
HEWLETT PACK  	COM	428236103	"105,381"	"1,554,000"	SOLE	NONE	"1,554,000"
HOME DEPOT INC	COM	437076102	"166,823"	"2,679,894"	SOLE	NONE	"2,679,894"
INTEL CORP    	COM	458140100	"305,663"	"2,571,300"	SOLE	NONE	"2,571,300"
INTERNATL BUSI COM	459200101	"262,755"	"1,482,400"	SOLE	NONE	"1,482,400"
JOHNSON & JOHN	COM	478160104	"206,897"	"2,212,800"	SOLE	NONE	"2,212,800"
LILLY ELI & CO	COM	532457108	"154,320"	"1,818,200"	SOLE	NONE	"1,818,200"
LUCENT TECHONO	COM	549463107	"219,570"	"2,033,058"	SOLE	NONE	"2,033,058"
MCI WORLDCOM  	COM	55268B106	"290,062"	"3,275,221"	SOLE	NONE	"3,275,221"
MCDONALDS CORP	COM	580135101	"133,010"	"2,935,400"	SOLE	NONE	"2,935,400"
MERCK & CO INC	COM	589331107	"306,802"	"3,829,046"	SOLE	NONE	"3,829,046"
MICROSOFT CORP	COM	594918104	"714,526"	"7,972,400"	SOLE	NONE	"7,972,400"
MOBIL CORP    	COM	607059102	"122,030"	"1,386,700"	SOLE	NONE	"1,386,700"
PFIZER INC    	COM	717081103	"266,442"	"1,920,300"	SOLE	NONE	"1,920,300"
PROCTOR & GAMB COM	742718019	"193,211"	"1,972,800"	SOLE	NONE	"1,972,800"
SBC COMMUN    	COM	78387G103	"177,044"	"3,751,916"	SOLE	NONE	"3,751,916"
SCHERING PLOU 	COM	806605101	"136,026"	"2,462,000"	SOLE	NONE	"2,462,000"
TIME WARNER   	COM	887315109	"135,436"	"1,912,600"	SOLE	NONE	"1,912,600"
WAL MART      	COM	931142103	"316,895"	"3,437,500"	SOLE	NONE	"3,437,500"

	GRAND TOTAL		"8,768,793"
# DATA RECORDS 42